UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2007
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 Asset Management, LLC
Address:      125 High Street            _____
              Boston, Massachusetts  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

/s/ Lawrence Longo            Boston, Massachusetts            November 14, 2007
------------------            ---------------------            -----------------
   [Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:               24
                                                 -------------

Form 13F Information Table Value Total:              $71,169
                                                 ---------------
                                                   (thousands)




List of Other Included Managers:

{None}


                                TITLE OF                           VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER     VOTING
NAME OF ISSUER                   CLASS                CUSIP       (x$1000)  PRNAMT    PRN   CALL  DISCRETION   MANAGERS  AUTHORITY
--------------                   -----                -----       --------  ------    ---   ----  ----------   --------  ---------
ACUSPHERE INC                     COM                00511R870       306    204,198    SH            SOLE        N/A       SOLE
AKORN INC                         COM                009728106      4,028   537,838    SH            SOLE        N/A       SOLE
BROADCOM CORP                     CL A               111320107      1,275   35,000     SH            SOLE        N/A       SOLE
CIENA CORP                        COM NEW            171779309      5,682   149,200    SH            SOLE        N/A       SOLE
CENTILLIUM COMMUNICATIONS INC     COM                152319109      5,508  3,278,336   SH            SOLE        N/A       SOLE
FOCUS ENHANCEMENTS INC            COM                344159108      6,447  7,007,673   SH            SOLE        N/A       SOLE
F5 NETWORKS INC                   COM                315616102       930    25,000     SH            SOLE        N/A       SOLE
GENCO SHIPPING & TRADING LTD      SHS                Y2685T107       262     4,000     SH            SOLE        N/A       SOLE
GARMIN LTD                        ORD                G37260109       597     5,000     SH            SOLE        N/A       SOLE
HOLLYWOOD MEDIA CORP              COM                436233100      4,239  1,200,760   SH            SOLE        N/A       SOLE
HORNBECK OFFSHORE SVCS INC N      COM                440543106      4,771   130,000    SH            SOLE        N/A       SOLE
IOMEGA CORP                       COM NEW            462030305      10,898 2,079,717   SH            SOLE        N/A       SOLE
ISHARES                           DJ US REAL ESTATE  464287739       765    10,000     SH            SOLE        N/A       SOLE
JAZZ TECHNOLOGIES, INC            COM                47214E102      2,159   691,886    SH            SOLE        N/A       SOLE
JAZZ TECHNOLOGIES, INC            COM                47214E110       276    600,000    SH            SOLE        N/A       SOLE
THERMOGENESIS CORP                COM NEW            883623209      1,275   571,907    SH            SOLE        N/A       SOLE
NAVISITE INC                      COM NEW            63935M208      2,109   239,899    SH            SOLE        N/A       SOLE
O2 MICRO INTERNATIONAL LTD        SPONS ADR          67107W100       464    30,000     SH            SOLE        N/A       SOLE
PENWEST PHARMACEUTICALS CO        COM                709754105       275    25,000     SH            SOLE        N/A       SOLE
QUIDEL CORP                       COM                74838J101      1,850   94,582     SH            SOLE        N/A       SOLE
TRANSOCEAN INC                    ORD                G90078109       565     5,000     SH            SOLE        N/A       SOLE
SKILLSOFT PLC                     COM                830928107      4,874   542,200    SH            SOLE        N/A       SOLE
TGC INDUSTRIES INC                COM NEW            872417308      6,119   579,461    SH            SOLE        N/A       SOLE
PROSHARES TR                      ULTSHR RU2000      7437R834       5,495   83,400     SH            SOLE        N/A       SOLE
                                                                   71,169